Stockholders' Equity - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended
	Jan. 31, 2014	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015
Preferred stock offering
Par Value per Share			$ 1,000.00	$ 1,000
Additional Paid-in-Capital		$ 121
Preferred stock | Private Placement
Preferred stock offering
Number of Shares	125
Par Value per Share	$ 1,000.00
Par Value of Shares Issued	$ 125,000
Additional Paid-in-Capital	(17,000)
Net Proceeds	$ 108,000
Additional Paid-in-Capital
Preferred stock offering
Additional Paid-in-Capital		110
Non-Controlling Interests
Preferred stock offering
Additional Paid-in-Capital		$ 11